Offsetting financial assets and financial liabilities - Financial liabilities (Narrative) (Details) - Barclays Bank Group [member] - GBP (£) £ in Millions		Dec. 31, 2019	Dec. 31, 2018
Disclosure of offsetting of financial liabilities [line items]
Financial collateral	[1]	£ 167,273	£ 172,999
Amounts offset	[2]	307,414	253,932
Settlements assets liabilities offset amounts		16,248	23,095
Derivative liability expsoure	[3]	359,658	365,454
Derivatives [member]
Disclosure of offsetting of financial liabilities [line items]
Financial collateral	[1]		32,900
Cash collateral pledged		35,869	29,783
Non-cash assets pledged as collateral		2,820	3,117
Amounts offset	[2]	31,180	18,229
Derivative liability expsoure	[3]	228,940	219,592
Derivatives [member] | Cash collateral netted [member]
Disclosure of offsetting of financial liabilities [line items]
Cash collateral pledged		5,465	2,645
Repurchase agreements and other similar secured borrowing [member]
Disclosure of offsetting of financial liabilities [line items]
Financial collateral	[1],[4]	128,930	140,099
Amounts offset	[2],[4]	276,234	235,703
Derivative liability expsoure	[3],[4]	130,718	145,862
Repurchase agreements and other similar secured borrowing [member] | Financial liabilities at fair value, class [member]
Disclosure of offsetting of financial liabilities [line items]
Derivative liability expsoure		128,686	138,484
Repurchase agreements and other similar secured borrowing [member] | Financial liabilities at amortised cost [member]
Disclosure of offsetting of financial liabilities [line items]
Derivative liability expsoure		£ 2,032	£ 7,378

[1]

Financial collateral of £ 38,872 m ( 2018 : £3 6 , 977 m) was received in respect of derivative assets, including £ 33,469 m ( 2018 : £3 1,475 m) of cash collateral and £ 5,403 m ( 2018 : £ 5,502 m) of non-cash collateral. Financial collateral of £38,343 m ( 2018 : £3 2,900 m) was placed in respect of derivat ive liabilities, including £35,423 m ( 2018 : £ 29,783 m) of cash collateral and £ 2,920 m ( 2018 : £ 3,117 m) of non-c ash collateral. The collateral amounts are limited to net balance sheet exposure so as to not include over-collateralisation

[2]

Amounts offset for Derivative financial assets additionally include s cash collateral netted of £4,099m ( 2018 : £2,187 m). Amounts offset for Derivative financial liabilities additionally include s cash collateral netted of £ 5,465 m ( 2018 : £ 2,645 m). Settlements assets and liabilities have been offset amounting to £ 14,079 m ( 2018 : £ 23,095 m)

[3]	T he balance sheet total is the sum of ‘Net amounts reported on the balance sheet’ that are subject to enforceable netting arrangements and ‘Amounts not subject to enforceable netting arrangements’
[4]

Reverse Repurchase agreements and other similar secured lending of £ 99,554m ( 2018 : £1 21,004 m) is split by fair value £ 97, 823 m ( 2018 : £1 19,391 m) and amortised cost £ 1,731 m ( 2018 : £ 1,613 m). Repurchase agreements and other similar secured borrowing of £ 130,718 m ( 2018 : £1 45,862 m) is split by fa ir value £ 128,686 m ( 2018 : £138,484 m) and amortised cost £ 2,032 m ( 2018 : £ 7,378 m).